REVENUE RECOGNITION (Details 1) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Revenue Recognition and Deferred Revenue [Abstract]
Deferred contract costs, current	$ 54,476	$ 36,775
Deferred contract costs, noncurrent	72,051	49,033
Total deferred contract costs	$ 126,527	$ 85,808